As filed with the Securities and Exchange Commission on February 12, 2016

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____        ☐

Post-Effective Amendment No. 82        ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 83       ☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I c/o Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808 (Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On February 29, 2016, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment
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This Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 29, 2016, the effectiveness of the Registration Statement for iSectors Post-MPT Growth ETF filed in Post-Effective Amendment No. 77 on December 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act (SEC Accession No. 0000891092-15-010390) (referred to herein as “PEA No. 77”).

This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B and C of PEA No. 77.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of February, 2016.

ETFIS SERIES TRUST I
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley	Trustee, President	February 12, 2016
William J. Smalley	(Principal Executive Officer)
/s/ Brinton Frith	Treasurer	February 12, 2016
Brinton Frith	(Principal Financial Officer)
/s/ Stephen G. O’Grady*	Trustee	February 12, 2016
Stephen G. O’Grady
/s/ James Simpson*	Trustee	February 12, 2016
James Simpson
/s/ Robert S. Tull*	Trustee	February 12, 2016
Robert S. Tull
* By:	/s/ William J. Smalley	February 12, 2016
William J. Smalley, Attorney-in-fact

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